                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    American Trust & Savings Bank
Address: 895 Main Street
         Dubuque, IA 52004-0938

Form 13F File Number: 28-14049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrice M Lachecki
Title: 2nd Sr. Vice President & Trust Officer
Phone: 563-589-0863

Signature, Place and Date of Signing:


/s/ Patrice M Lachecki                     Dubuque, IA            2/11/2011
-------------------------------------   -----------------   --------------------
(Signature)                               (City, State)            (Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                   File Number      Name
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List of Other Managers Reporting for this Manager: 28-14048      AT Bancorp